Property, Equipment and Software - Schedule of Property, Equipment and Software (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Property Plant And Equipment [Line Items]
Total cost	¥ 36,592		¥ 51,978
Less: Accumulated depreciation and amortization	(24,399)		(29,376)
Property, equipment and software, net	12,193	$ 1,869	22,602
Leasehold Improvements
Property Plant And Equipment [Line Items]
Total cost	17,130		28,542
Computers and Electronic Equipment
Property Plant And Equipment [Line Items]
Total cost	14,540		18,721
Software
Property Plant And Equipment [Line Items]
Total cost	1,955		470
Construction in Progress
Property Plant And Equipment [Line Items]
Total cost	1,325		1,325
Mechanical Equipment
Property Plant And Equipment [Line Items]
Total cost	1,181		1,181
Motor Vehicles
Property Plant And Equipment [Line Items]
Total cost	¥ 461		¥ 1,739